ESTIMATION OF FAIR VALUE	12 Months Ended
Dec. 31, 2025
Disclosure of estimations of fair value [abstract]
ESTIMATION OF FAIR VALUE

NOTE 5 – ESTIMATION OF FAIR VALUE

The fair value of the financial assets and liabilities traded in active markets (such as financial assets in debt securities, equity securities and derivatives actively listed in stock exchanges or interbank markets) is based on dirty prices supplied by a price vendor. A dirty price includes accrued unpaid interest on the security, from the date of issuance or last payment of interest, up to the date at which the security is valued.

An active market is a market where transactions for assets or liabilities are carried out with sufficient frequency and volume in order to provide price information on an ongoing basis. A “dirty” price is one that includes accrued and outstanding interest on the security, from the date of issue or last interest payment to the date of completion of the sale. The fair value of financial assets and liabilities that are not traded in an active market is determined through appraisal techniques determined by the price supplier or by the management of Grupo Aval’s entities. Appraisal techniques used for non-standardized financial instruments such as options, foreign exchange swaps and derivatives of the over-the-counter market, which include the use of interest rate or currency assessment curves built by providers and extrapolated to the specific conditions of the instrument being appraised, discounted cash flow analysis, options pricing models and other valuation techniques commonly used by market participants who rely mostly on market data and the least possible on specific data of entities.

Grupo Aval may use models developed internally for financial instruments with no active markets. These models are usually based on valuation techniques and methods generally standardized in the financial sector. The valuation models are mainly used for appraising financial equity instruments not listed on the stock exchange, debt certificates and other debt instruments for which the markets were or have been inactive during the financial period. Some inputs of these models may not be observable in the market and are therefore estimated based on assumptions.

The output of a model is always an estimate or approximation of a value that cannot be determined with certainty, and the valuation techniques used may not fully reflect all the factors relevant to the positions of Grupo Aval. Therefore, the appraisals are adjusted, if necessary, to allow for additional factors, including country risk, liquidity risks and counterparty risks.

The fair value hierarchy has the following levels:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for assets or liabilities identical to those which the entity can access as of the date of measurement.
●	Level 2 inputs are inputs different than quoted prices included in Level 1 that are observable for the asset or liability, whether directly or indirectly in non-active markets.
●	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which fair value measurement is classified in whole is determined based on the input of the lowest level that is most significant for measuring its total fair value. For such purpose, the relevance of an input is assessed in connection with the measurement of the total fair value. Financial instruments that are listed in markets that are not deemed active, but which are valued based in accordance with quoted market prices, quotes from price vendors or alternative price sources supported by observable inputs, are classified in Level 2.

If a fair value measurement uses observable inputs that require significant adjustments based on unobservable inputs, this measurement is classified as Level 3. The assessment of the importance of a particular input to the measurement of fair value in whole requires judgment, taking into consideration specific factors of the asset or liability.

Determining what is deemed as ‘observable’ requires a significant judgment by Grupo Aval. Grupo Aval considers as observable data the market data which is already available, distributed or updated by the price suppliers, and it is reliable and verifiable, with no property rights, and provided by independent sources which are actively involved in the reference market.

5.1     Measurements of Fair Value on a Recurring Basis

Measurements of fair value on a recurring basis are those required or allowed in statement of financial position at the end of each accounting period.

The following table presents an analysis, within the hierarchy of fair value, of Grupo Aval´s assets and liabilities (by class), measured at fair value as of December 31, 2025 and 2024, on a recurring basis.

December 31, 2025

	Level 1		Level 2		Level 3		Total
Assets (1)

Trading investments
Securities issued or secured by Colombian Government	Ps.	14,958,413	Ps.	859,429	Ps.	—	Ps.	15,817,842
Securities issued or secured by other Colombian Government entities		—		213,079		—		213,079
Securities issued or secured by foreign Governments		245,439		247,237		—		492,676
Securities issued or secured by other financial entities		—		862,772		169,798		1,032,570
Securities issued or secured by non-financial sector entities		—		1,939		—		1,939
Others		—		24,738		—		24,738
Total trading investments	Ps.	15,203,852	Ps.	2,209,194	Ps.	169,798	Ps.	17,582,844
Investments in debt securities at fair value through profit or loss
Others		—		—		—		—
Total investments in debt securities at fair value through profit or loss	Ps.	15,203,852	Ps.	2,209,194	Ps.	169,798	Ps.	17,582,844
Investments in debt securities at fair value through OCI
Securities issued or secured by Colombian Government	Ps.	18,992,124	Ps.	5,610,575	Ps.	—	Ps.	24,602,699
Securities issued or secured by other Colombian Government entities		46,411	Ps.	459,840	Ps.	—		506,251
Securities issued or secured by foreign Governments		72,711		1,261,975		—		1,334,686
Securities issued or secured by other financial entities		—		1,753,545		—		1,753,545
Securities issued or secured by non-financial sector entities		—		22,617		—		22,617
Others		—		236,158		—		236,158
Total investments in debt securities at fair value through OCI	Ps.	19,111,246	Ps.	9,344,710	Ps.	—	Ps.	28,455,956
Total investments in debt securities	Ps.	34,315,098	Ps.	11,553,904	Ps.	169,798	Ps.	46,038,800

Equity securities
Trading equity securities	Ps.	15,284	Ps.	5,177,030	Ps.	4,105,412	Ps.	9,297,726
Investments in equity through OCI		1,458,576		108		140,795		1,599,479
Total equity securities	Ps.	1,473,860	Ps.	5,177,138	Ps.	4,246,207	Ps.	10,897,205

Held for trading derivatives
Currency forward	Ps.	—	Ps.	1,047,383	Ps.	—	Ps.	1,047,383
Debt securities forward		—		310,987		—		310,987
Interest rate swap		26,628		754,819		—		781,447
Currency swap		—		25,468		—		25,468
Currency options		—		51,736		—		51,736
Total held for trading derivatives	Ps.	26,628	Ps.	2,190,393	Ps.	—	Ps.	2,217,021
Hedging derivatives
Currency forward		—		637		—		637
Interest rate swap		23,472		212,449		—		235,921
Total hedging derivatives	Ps.	23,472	Ps.	213,086	Ps.	—	Ps.	236,558
Other account receivables
Financial assets in concession contracts (2)		—		—		2,635,437		2,635,437
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	2,635,437	Ps.	2,635,437
Non- financial assets
Biological assets		—		—		235,409		235,409
Investment properties		—		703,818		179,161		882,979
Total non- financial assets	Ps.	—	Ps.	703,818	Ps.	414,570	Ps.	1,118,388
Total assets at fair value on recurring basis	Ps.	35,839,058	Ps.	19,838,339	Ps.	7,466,012	Ps.	63,143,409

Liabilities
Trading derivatives
Currency forward	Ps.	—	Ps.	991,647	Ps.	—	Ps.	991,647
Debt securities forward		—		38,858		—		38,858
Interest rate swap		35,179		797,291		—		832,470
Currency swap		—		36,441		—		36,441
Currency options		—		52,023		—		52,023
Total trading derivatives	Ps.	35,179	Ps.	1,916,260	Ps.	—	Ps.	1,951,439

	Level 1		Level 2		Level 3		Total
Hedging derivatives
Currency forward	Ps.	—	Ps.	9,741	Ps.	—	Ps.	9,741
Interest rate swap		—		25,101		—		25,101
Total hedging derivatives	Ps.	—	Ps.	34,842	Ps.	—	Ps.	34,842
Total liabilities at fair value on recurring basis	Ps.	35,179	Ps.	1,951,102	Ps.	—	Ps.	1,986,281

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

(2) See Note 12.1 “Financial assets in concession arrangements”.

December 31, 2024

	Level 1		Level 2		Level 3		Total
Assets

Trading investments
Securities issued or secured by Colombian Government	Ps.	10,580,049	Ps.	61,509	Ps.	—	Ps.	10,641,558
Securities issued or secured by other Colombian Government entities		—		183,760		—		183,760
Securities issued or secured by foreign Governments		26,107		49,272		—		75,379
Securities issued or secured by other financial entities		—		1,002,194		—		1,002,194
Securities issued or secured by non-financial sector entities		—		8,813		—		8,813
Others		—		25,710		—		25,710
Total trading investments	Ps.	10,606,156	Ps.	1,331,258	Ps.	—	Ps.	11,937,414
Investments in debt securities at fair value through profit or loss
Others		—		—		1,425		1,425
Total investments in debt securities at fair value through profit or loss	Ps.	10,606,156	Ps.	1,331,258	Ps.	1,425	Ps.	11,938,839
Investments in debt securities at fair value through OCI
Securities issued or secured by Colombian Government	Ps.	13,391,650	Ps.	4,876,258	Ps.	—	Ps.	18,267,908
Securities issued or secured by other Colombian Government entities		52,253		410,492		—		462,745
Securities issued or secured by foreign Governments		1,195,495		3,307,315		—		4,502,810
Securities issued or secured by central banks		—		204,855		—		204,855
Securities issued or secured by other financial entities		—		2,626,783		—		2,626,783
Securities issued or secured by non-financial sector entities		—		249,660		—		249,660
Others		1,740		733,697		—		735,437
Total investments in debt securities at fair value through OCI	Ps.	14,641,138	Ps.	12,409,060	Ps.	—	Ps.	27,050,198
Total investments in debt securities	Ps.	25,247,294	Ps.	13,740,318	Ps.	1,425	Ps.	38,989,037

Equity securities
Trading equity securities	Ps.	12,711	Ps.	4,049,509	Ps.	3,194,286	Ps.	7,256,506
Investments in equity through OCI		1,302,512		100		118,691		1,421,303
Total equity securities	Ps.	1,315,223	Ps.	4,049,609	Ps.	3,312,977	Ps.	8,677,809

Held for trading derivatives
Currency forward	Ps.	—	Ps.	530,625	Ps.	—	Ps.	530,625
Debt securities forward		—		117,053		—		117,053
Interest rate swap		4,515		218,314		—		222,829
Currency swap		—		58,475		—		58,475
Currency options		—		40,312		—		40,312
Total held for trading derivatives	Ps.	4,515	Ps.	964,779	Ps.	—	Ps.	969,294
Hedging derivatives
Currency forward		—		10,642		—		10,642
Interest rate swap		—		43,377		—		43,377
Total hedging derivatives	Ps.	—	Ps.	54,019	Ps.	—	Ps.	54,019
Other account receivables
Financial assets in concession contracts		—		—		4,181,835		4,181,835
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	4,181,835	Ps.	4,181,835
Non- financial assets
Biological assets		—		—		238,339		238,339
Investment properties		—		—		972,935		972,935
Total non- financial assets	Ps.	—	Ps.	—	Ps.	1,211,274	Ps.	1,211,274
Total assets at fair value on recurring basis	Ps.	26,567,032	Ps.	18,808,725	Ps.	8,707,511	Ps.	54,083,268

Liabilities

	Level 1		Level 2		Level 3		Total
Trading derivatives
Currency forward	Ps.	—	Ps.	672,690	Ps.	—	Ps.	672,690
Debt securities forward		—		15,978		—		15,978
Interest rate swap		2,469		219,353		—		221,822
Currency swap		—		52,455		—		52,455
Currency options		—		48,989		—		48,989
Total trading derivatives	Ps.	2,469	Ps.	1,009,465	Ps.	—	Ps.	1,011,934
Hedging derivatives
Currency forward	Ps.	—	Ps.	5,250	Ps.	—	Ps.	5,250
Interest rate swap		—		16,408		—		16,408
Total hedging derivatives	Ps.	—	Ps.	21,658	Ps.	—	Ps.	21,658
Total liabilities at fair value on recurring basis	Ps.	2,469	Ps.	1,031,123	Ps.	—	Ps.	1,033,592

5.1.1. Trading assets in debt securities pledged as collateral

The following is a list of held-for-trading financial assets that are being used as collateral in repo operations, pledged as collateral for transactions with financial instruments, or pledged to third parties as collateral to secure financial obligations with other banks.

	December 31, 2025
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by Colombian Government	Ps.	7,127,460	Ps.	—	Ps.	—	Ps.	7,127,460
Securities issued or secured by other financial entities		—		3,076		—		3,076
	Ps.	7,127,460	Ps.	3,076	Ps.	—	Ps.	7,130,536

Pledged as collateral to special entities such as CRCC, BR and BVC (1)
Securities issued or secured by Colombian Government	Ps.	1,570,315	Ps.	1,745	Ps.	—	Ps.	1,572,060
	Ps.	1,570,315	Ps.	1,745	Ps.	—	Ps.	1,572,060
	Ps.	8,697,775	Ps.	4,821	Ps.	—	Ps.	8,702,596

(1)  Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

	December 31, 2024
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by Colombian Government	Ps.	5,270,000	Ps.	—	Ps.	—	Ps.	5,270,000
Securities issued or secured by other financial entities		—		2,055		—		2,055
	Ps.	5,270,000	Ps.	2,055	Ps.	—	Ps.	5,272,055

Pledged as collateral to special entities such as CRCC, BR and BVC (1)
Securities issued or secured by Colombian Government	Ps.	1,179,027	Ps.	—	Ps.	—	Ps.	1,179,027
	Ps.	1,179,027	Ps.	—	Ps.	—	Ps.	1,179,027

Pledged as collateral in operations with derivative instruments
Securities issued or secured by Colombian Government	Ps.	1,193	Ps.	—	Ps.	—	Ps.	1,193
	Ps.	1,193	Ps.	—	Ps.	—	Ps.	1,193
	Ps.	6,450,220	Ps.	2,055	Ps.	—	Ps.	6,452,275

(1)  Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

5.1.2 Investment in debt at FVOCI securities pledged as collateral

The following is a list of debt securities at FVOCI that are being used as collateral in repo operations, pledged as collateral for transactions with financial instruments, or pledged to third parties as collateral to secure financial obligations with other banks.

	December 31, 2025
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by Colombian Government	Ps.	6,942,359	Ps.	921,396	Ps.	—	Ps.	7,863,755
Securities issued or secured by other Colombian Government entities		15,470		6,987		—		22,457
Others		—		122,040		—		122,040
	Ps.	6,957,829	Ps.	1,050,423	Ps.	—	Ps.	8,008,252
Pledged as collateral in operations with derivative instruments
Securities issued or secured by Colombian Government	Ps.	—	Ps.	9,331	Ps.	—	Ps.	9,331
	Ps.	—	Ps.	9,331	Ps.	—	Ps.	9,331
Pledged as collateral to special entities such as CRCC, BR and BVC (1)
Securities issued or secured by Colombian Government	Ps.	2,386,077	Ps.	71,398	Ps.	—	Ps.	2,457,475
	Ps.	2,386,077	Ps.	71,398	Ps.	—	Ps.	2,457,475
	Ps.	9,343,906	Ps.	1,131,152	Ps.	—	Ps.	10,475,058

(1) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

	December 31, 2024
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by Colombian Government	Ps.	7,353,270	Ps.	760,242	Ps.	—	Ps.	8,113,512
Securities issued or secured by other Colombian Government entities		17,418		6,842		—		24,260
Securities issued or secured by other financial entities		—		37,767		—		37,767
Securities issued or secured by foreign Governments		862,930		332,741		—		1,195,671
Securities issued or secured by central banks		—		18,670		—		18,670
Others		—		164,308		—		164,308
	Ps.	8,233,618	Ps.	1,320,570	Ps.	—	Ps.	9,554,188
Pledged as collateral to special entities such as CRCC, BR and BVC (1)
Securities issued or secured by Colombian Government	Ps.	423,117	Ps.	213,290	Ps.	—	Ps.	636,407
	Ps.	423,117	Ps.	213,290	Ps.	—	Ps.	636,407
	Ps.	8,656,735	Ps.	1,533,860	Ps.	—	Ps.	10,190,595

(1) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

5.2     Items Measured at Fair Value on a Non-Recurring Basis

Grupo Aval is required on a nonrecurring basis to adjust the carrying value of certain assets and liabilities or provide valuation allowances. These assets or liabilities primarily include impaired collateralized loans and non-current assets held for sale. The fair value of these assets which are classified as Level 3 are determined using pricing models, discounted cash flow methodologies, current replacement cost or similar techniques, using internal models or external experts with sufficient experience and knowledge of the real estate market or of assets being appraised. Generally, these appraisals are carried out by references to market data or based on the replacement cost when sufficient market data is not available.

The following table presents Grupo Aval’s assets and liabilities, classified within the fair value hierarchy, which are measured on a nonrecurring basis as of December 31, 2025 and 2024 at fair value less cost of sale:

	Level 1		Level 2		Level 3		Total
December 31, 2025
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	416,065	Ps.	416,065
Assets of disposal group held for sale (1)		—		—		18,199,621		18,199,621
Non- current assets held for sale		—		—		56,992		56,992
	Ps.	—	Ps.	—	Ps.	18,672,678	Ps.	18,672,678

	Level 1		Level 2		Level 3		Total
December 31, 2024
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	1,795,616	Ps.	1,795,616
Non- current assets held for sale		—		—		105,214		105,214
	Ps.	—	Ps.	—	Ps.	1,900,830	Ps.	1,900,830

	Level 1		Level 2		Level 3		Total
December 31, 2025
Liabilities of disposal group held for sale (1)	Ps.	—	Ps.	—	Ps.	16,459,367	Ps.	16,459,367
	Ps.	—	Ps.	—	Ps.	16,459,367	Ps.	16,459,367

(1) See note 13.A., "Assets and liabilities classified as held for sale of Multi Financial Group".

5.3     Fair Value determination

The following tables provide information about valuation techniques and significant inputs when measuring fair value on a recurring basis for assets and liabilities, with fair value hierarchy classification of level 2 or level 3.

Level 2 instruments are those which are valued using inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.

The following table provides information about valuation techniques and significant inputs when measuring fair value on a recurring basis for assets and liabilities classified as level 2.

ASSETS AND LIABILITIES	Valuation technique Level 2	Significant inputs
Investments in debt securities at fair value
In Colombian Pesos
Securities issued or secured by the Colombian Government	Income approach Market approach	Theoretical price / estimated price(1) Average price / market price(2)
Securities issued or secured by other Colombian Government entities Securities issued or secured by other financial entities Securities issued or secured by non-financial sector entities Others	Income approach	Theoretical price / estimated price(1) Yield and margin
In Foreign Currency
Securities issued or secured by the Colombian Government Securities issued or secured by non-financial sector entities Others	Market approach	Average price / market price(2)
Securities issued or secured by foreign Governments	Income approach Market approach	Market price(2)
Securities issued or secured by other financial entities	Income approach Market approach	Theoretical price / estimated price(1) Market price(2)

ASSETS AND LIABILITIES	Valuation technique Level 2	Significant inputs
Equity securities
Corporate stock	Market approach	Estimated prices(1)
Investment funds (2)	Market approach	Market value of underlying assets, less management and administrative fees
Trading derivatives
Foreign currency forward	Income approach Market approach

Discounted cash flow
FWD points, discount rates of different currencies and Spot exchange rates

FWD points, discount rates of different currencies and Spot exchange rates
Representative Market Rate (RMR) and Curves

Debt securities forward	Income approach Market approach	Discounted cash flow Representative Market Rate (RMR) and Curves
Interest rate swap Cross currency swap	Income approach Market approach	Discounted cash flow Discounted cash flow and discount rates of different currencies Representative Market Rate (RMR) and Curves
Currency options	Income approach Market approach	Discounted cash flow Black&Sholes&Merton model Representative Market Rate (RMR) and Curves
Hedging derivatives
Currency forward	Income approach	Discounted cash flow
Interest rate swap Cross currency swap	Income approach Market approach	Discounted cash flow FWD points, discount rates of different currencies and Spot exchange rates Discounted cash flow and discount rates of different currencies Representative Market Rate (RMR) and Curves

(1)	Estimated Price: A valuation model based on information obtained from a price vendor when it is not able to supply quoted prices (unadjusted) for each security. This model is the basis for the construction of the valuation margin of the securities that is represented on the assigned curve or reference rate. This margin remains constant on the assigned curve or reference rate when calculating the theoretical valuation price.
(2)	Quoted market prices (i.e. obtained from price vendors).

The following table provides information about valuation techniques and significant unobservable inputs when measuring Level 3 assets and liabilities at recurring fair value.

ASSETS	Valuation technique Level 3	Significant unobservable inputs
Investments in debt securities at fair value
In Foreign Currency
Securities issued or secured by other financial entities	Income approach	Theoretical price / estimated price
Equity securities
Investments in equity securities(1.1)	Discount Rate Adjusted Present Value Comparable Multiples	- Income - Discount interest rates - Gradient - Perpetuity Gradient - Multiple of EBITDA
Investments in equity instruments through profit or loss - Nexus and Pactia (1.2)	Market Value (square meter) Initial capitalization ratio	Market Value (square meter) Initial capitalization ratio

ASSETS	Valuation technique Level 3	Significant unobservable inputs
	Market Income Cash Flow Discount Rate	Market Income Cash Flow Discount Rate
Other financial assets
Assets under concession contracts	Discounted cash flow

- Free-cash flow from concession contracts
- Concession contract’s maturity period
- Perpetuity value of the year “n” free-cash flow
- Present value of the discounted residual value at Weighted Average Cost of Capital ("WACC").

The detail of valuation process for financial assets in concession arrangements are outlined in (2)

Non-financial assets
Biological assets	Discounted cash flow	The processes used to collect data and determine the fair value of biological assets are described in (3)
Investment properties	Market Value Market Income Cost approach	- Market Value - Market Income - Cost approach (4)

(1.1)     Valuation of equity securities and investment funds Level 3

Investments with fair value hierarchy level 3 have significant unobservable inputs. Level 3 instruments include investments in equity instruments, which are not quoted on any stock exchange. Given that observable prices are not available for these securities, Grupo Aval hires suppliers who are experts in valuation techniques to obtain fair value.

The following table includes a sensitivity analysis of main equity securities amounting to Ps. 80,053 as of December 31, 2025 classified at FVOCI level 3.

		Favorable		Unfavorable
Methods and Variables	Variation	impact		impact
Comparable multiples / Recent transaction price
EBITDA Number of times	+/-1%	Ps.	583	Ps.	(583)
Adjusted discounted cash flow
Perpetuity gradient	+/- 100pb		2,008		(1,488)
Income	+/- 100pb		322		(286)
Discount interest rates	+/- 100pb		69		(70)
	+/- 50pb		74		(37)
		Ps.	3,056	Ps.	(2,464)

The following table includes a sensitivity analysis of main equity securities amounting to Ps. 61,197 as of December 31, 2024 classified at FVOCI level 3

		Favorable		Unfavorable
Methods and Variables	Variation	impact		impact
Comparable multiples / Recent transaction price
EBITDA Number of times	+/-1%	Ps.	434	Ps.	(434)
Adjusted discounted cash flow
Perpetuity gradient	+/- 50 pb		38		—
Income	+/- 100pb		320		(282)
Discount interest rates	+/- 50 pb		336		(330)
		Ps.	1,128	Ps.	(1,046)

(1.2)     Valuation of equity instruments through profit or loss

The fair value of real state capital funds investments classified in level 3 have significant unobservable inputs. These Level 3 instruments include primarily investments in equity instruments, which are not publicly traded. In other cases, such as the Nexus and Pactia, the investments are valued using their unit value (Commercial appraisal). Given that observable prices are not available for these investments, the Contract Manager uses valuation techniques to obtain the fair value.

The following table presents the variables of the model used to calculate the sensitivity analysis, which is calculated taking as a reference the market value resulting from the valuation of the Group's properties, the Group's takes the calculation of two impacts cataloged as scenarios:

	Scenario 1 (1)	Scenario 2 (2)
Sensitivity calculation variables:
Market value (square meter)	+10%	-10%
Market income	+10%	-10%
Initial capitalization rate	+50 bp	-50 bp
Cash flow discount rate	+50 bp	-50 bp

(1) Contemplates the calculation taking the increase of the variables.

(2) Contemplates the calculation taking the decrease of the variables.

The following table includes a sensitivity analysis of main equity securities amounting Ps. 4,086,202 in:

Nexus Real Estate Capital Funds (Nexus)

Includes investments in the Nexus Real Estate Capital Funds as of December 31, 2025, Ps.3,717,262 classified at FVTPL level 3:

	Scenario 1 (1)		Scenario 2 (1)
Sensitivity impacts	Ps.	47,056	Ps.	(76,273)
	Ps.	47,056	Ps.	(76,273)

(1) For the year 2025, there are some appraisal reports whose input is level 2, while the total compartment for the Nexus private real estate fund is classified by Grupo

Aval as level 3; therefore, the analysis corresponds solely to the sensitivity of the underlying assets with level 3 valuation.

Includes investments in the Nexus Real Estate Capital Funds as of December 31, 2024, Ps.2,772,165 classified at FVTPL level 3:

	Scenario 1		Scenario 2
Sensitivity impacts	Ps.	65,955	Ps.	(97,147)
	Ps.	65,955	Ps.	(97,147)

Private Equity Fund Pactia Inmobiliario (Pactia)

The following table includes a sensitivity analysis for the Private Equity Fund Pactia Inmobiliario as of December 31, 2025, for Ps. 368,940, classified at FVTPL level 3:

	Scenario 1 (1)		Scenario 2 (1)
Sensitivity impacts	Ps.	145,958	Ps.	(130,982)
	Ps.	145,958	Ps.	(130,982)

(1) The impact of the scenarios corresponds to 100% of the valuation sample in which each entity of the Group has a percentage of participation of: Banco Bogotá

6.29%, Banco Popular 4.53%, Banco de Occidente 2.48% and Banco AV Villas 0.66%.

The following table includes a sensitivity analysis for the Private Equity Fund Pactia Inmobiliario as of December 31, 2024, for Ps. 327,688 (1), classified at FVTPL level 3:

	Scenario 1 (2)		Scenario 2 (2)
Sensitivity impacts	Ps.	3,816	Ps.	(6,294)
	Ps.	3,816	Ps.	(6,294)

(1) Includes opening balance as of October 29, 2024, of Ps. 324,220 and valued of Ps. 3,468.

(2) The impact of the scenarios corresponds to 100% of the valuation sample in which each entity of the Group has a percentage of participation of: Banco Bogotá

6.24%, Banco Popular 4.49%, Banco de Occidente 2.46% and Banco AV Villas 0.65%.

(2)     Valuation of financial assets under Gas and Energy concession arrangement rights

Promigas and subsidiaries, designated the financial assets under concession contracts at fair value, the method used to estimate it is discounted cash flows.

The assumptions and inputs used in the calculation of the financial asset estimate were:

●	The expiration date of each concession contract.
●	The proportion of the expiry period left of each of the concession contracts in force.
●	Operational cash flows (only) of the assets under concession.

The components of the calculations are the following:

●	Free cash flow generated solely by assets under concession.
●	Expiry period of the concession.
●	Amount in - perpetuity of the Free Cash Flow (FCF) of the year, estimated factoring in a growth in the residual amount between 1% and 3% each year.
●	Current amount of the residual amount Weighted Average Cost of Capital (WACC (*)), between 8.44% and 8.67% each year.

(*) Nominal WACC calculated under the Capital Asset Pricing Model (CAPM) methodology for each entity, updated annually. The following variables were used for determining the WACC:

●	Beta unlevered USA (Oil/Gas Distribution): Damodaran. (Unlevered Beta 0.63, average 2020-2024)
●	Risk Free Rate, Source: Geometric Average 1928-2024 of American bonds “T-Bonds”.
●	Market Return, Source: Geometric Average 1928-2024 Damodaran “Stocks” USA.
●	Market Premium: Market Return – Risk Free Rate
●	Country Risk Premium: Average last 5 years EMBI (Difference between 10-year Colombian sovereign bonds and 10 years “T-Bonds”). Damodaran.
●	Emerging Market: Equity Premium Emerging countries (Lambda - Damodaran)

Sensitivity analysis

The following table includes a sensitivity analysis of the assumptions used by Promigas and its subsidiaries in the calculation of fair value of unconditional transfer rights of gas pipelines to Government entities at the expiration date of the contracts. The value of the financial asset at December 31, 2025 is Ps. 2,635,437 and Ps. 4,181,835 at 2024, the sensitivity analysis shows their increase or decrease.

	December 31, 2025				December 31, 2024
Variable	+100 bps		-100 bps		+100 bps		-100 bps
WACC	Ps.	(688,849)	Ps.	1,057,443	Ps.	(927,375)	Ps.	1,416,415
Perpetuity growth rate (1)		598,455		(417,801)		888,065		(617,439)

(1) Perpetuity growth rate in the case of concessions with renewal clauses that are highly likely to be exercised.

(3)     Biological Assets

Fair value of Grupo Aval subsidiaries “biological assets”, which correspond to agricultural activities related to biological assets (animals or plants), is estimated based on internal reports prepared by the companies who own such assets. Fair value of biological assets is determined using valuations performed by experienced internal professionals, using discounted cash flow models. Since no comparable market exist for the biological assets, given their nature, their fair value is determined using discounted cash flows models for each biological asset, based on estimated future quantities of crops, prices, harvesting costs, and maintenance and crop yields, among others, discounted using a risk-free rate adjusted by an appropriate risk premium. See note 15.

The main assumptions used for determining the fair value of the principal biological assets are as follows:

1.     Biological assets growing in rubber crops:

The price of natural rubber used to calculate the 2026-2028 cash flows was forecasted based on the average of the last 3 years of the Technically Specified Rubber (TSR20) per ton January 2023 Ps.0.46 (US$ 1,730/Ton), in order to reflect the behavior of the commodity for an entire economic cycle. Forecasted prices are adjusted annually based on the expected US inflation rate.

2.     Biological assets growing in African palm crops:

The price of African palm oil (US$ per ton) used to calculate the 2026-2027 cash flows was forecasted based on the average price of palm oil since January 2024 Ps. 0.30 (US$ 1,141.0/Ton), in order to reflect the behavior of the commodity for an entire economic cycle. Forecasted prices are adjusted annually with the expected US inflation rate.

(4) Investment properties

Investment properties are recognized at fair value, based on a valuation made at each year-end period using, as a basis, independent appraisal expert whose report is obtained and reviewed by management. While in the countries in which we operate, the frequency of transactions in the real state sector is low compared to other more developed markets, management believes there are enough references to assess the fair value of investment properties owned by Grupo Aval and its subsidiaries based on comparable market transactions (See note 15.3).

Fire-sales are excluded from the comparable transactions used to estimate the fair-value of investment properties. Management has reviewed the main assumptions used by the independent external appraisers (such as inflation, interest rates, etc.) and believes they are consistent with market conditions at each end of period. However, management believes that the estimation of the fair value of investment properties depends on significant judgment from the independent expert appraisers, and as such, there could be a significant probability that the actual price of sale of a property differs from its fair value.

The following table includes a sensitivity analysis for the investment properties as of December 31, 2025, for Ps. 179,161, classified at FVTPL level 3:

		Scenario 1		Scenario 2
Sensitivity impacts	Ps.	8,950	Ps.	(9,177)
	Ps.	8,950	Ps.	(9,177)

5.4     Transfers between level 1, level 2 and level 3 of the fair value hierarchy

Investments in debt securities

The following table summarizes the transfer between fair value levels 1, 2 and 3 as of December 31, 2025. In general, transfers between Levels in the investment portfolios are due, fundamentally, to changes in the liquidity levels of the securities in the markets.

	Investments in debt						Investments in debt
	securities at FVTPL						securities at FVOCI
	Transfers between:						Transfers between:
	Level 2 to 1		Level 1 to 2		Level 3 to 2		Level 2 to 1		Level 1 to 2		Level 3 to 2
Securities issued or secured by Colombian Government	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	161,788	Ps.	—
	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	161,788	Ps.	—

The following table summarizes the transfer between fair value levels 1, 2 and 3 as of December 31, 2024. In general, transfers between Levels in the investment portfolios are due, fundamentally, to changes in the liquidity levels of the securities in the markets.

	Investments in debt						Investments in debt
	securities at FVTPL						securities at FVOCI
	Transfers between:						Transfers between:
	Level 2 to 1		Level 1 to 2		Level 3 to 2		Level 2 to 1		Level 1 to 2		Level 3 to 2
Securities issued or secured by Colombian Government	Ps.	—	Ps.	99	Ps.	—	Ps.	—	Ps.	1,318,769	Ps.	—
	Ps.	—	Ps.	99	Ps.	—	Ps.	—	Ps.	1,318,769	Ps.	—

Investment properties

The following table summarizes the transfer between levels 1, 2, and 3 of fair value as of December 31, 2025. In general, transfers between levels are due to observable data in appraisals, which allowed FVTPL to be classified in level 2.

	Investment properties
	at FVTPL
	Transfers between:
	Level 2 to 1		Level 1 to 2		Level 3 to 2
Investment properties	Ps.	—	Ps.	—	Ps.	696,084
	Ps.	—	Ps.	—	Ps.	696,084

5.5     Reconciliation Level 3 of the fair value hierarchy

The reconciliation from the opening balances to the closing balances for the fair value measurements categorized within Level 3 is shown in the following table:

	Financial assets				Financial assets in
	in debt		Equity		concession		Biological		Investment
	securities		instruments		arrangements		assets		properties
January 1, 2023	Ps.	1,383	Ps.	2,302,280	Ps.	3,507,231	Ps.	212,630	Ps.	880,963
Changes in fair value recognized in profit or loss (1)		506		221,926		323,685		18,601		92,607
Changes in fair value recognized in OCI		—		39,566		—		—		557
Transfers to/from non-current assets held for sale		—		—		—		—		95,593
Reclassifications		—		—		—		—		(4,160)
Effect of movements in exchange rates		—		—		—		—		(7,079)
Additions		—		830,718		—		26,118		56,307
Sales / redemptions		—		(606,614)		—		(26,677)		(200,670)
Discontinued operations (2)		—		(17,650)		—		—		(7,649)
December 31, 2023	Ps.	1,889	Ps.	2,770,226	Ps.	3,830,916	Ps.	230,672	Ps.	906,469
Changes in fair value recognized in profit or loss (1)		(464)		211,414		350,919		7,589		36,705
Changes in fair value recognized in OCI		—		(6,819)		—		—		16,935
Transfers to/from non-current assets held for sale		—		—		—		—		22,370
Reclassifications		—		—		—		—		32,470
Effect of movements in exchange rates		—		—		—		—		6,966
Additions		—	(3)	326,096		—		26,572		37,859
Sales / redemptions		—	(4)	(1,199)		—		(26,494)		(85,975)
Discontinued operations (2)		—		13,259		—		—		(864)
December 31, 2024	Ps.	1,425	Ps.	3,312,977	Ps.	4,181,835	Ps.	238,339	Ps.	972,935
Changes in fair value recognized in profit or loss (1)		729		429,160		623,163		3,396		4,905
Changes in fair value recognized in OCI		—		22,076		—		—		(1,915)
Execution of the conversion option of the BOCEA into shares (5)		(1,425)		—		—		—		—
Net effect from concession termination (6)		—		—		(2,169,561)		—		6,675
Transfers to/from non-current assets held for sale		—		—		—		—		19,388
Effect of movements in exchange rates		—		—		—		—		(5,946)
Additions		169,069	(3)	569,789		—		27,222		4,721
Sales / redemptions		—		—		—		(33,548)		(129,377)
Transfer from level 2 to level 3		—		28		—		—		—

	Financial assets				Financial assets in
	in debt		Equity		concession		Biological		Investment
	securities		instruments		arrangements		assets		properties
Transfers from level 3 to level 2 (7)		—		—		—		—		(696,084)
Discontinued operations (2)		—		—		—		—		3,908
Reclassification MFG operation (8)		—		(87,823)		—		—		(49)
December 31, 2025	Ps.	169,798	Ps.	4,246,207	Ps.	2,635,437	Ps.	235,409	Ps.	179,161

(1) Included in a) debt and equity securities in “Net trading income” – “Trading investment income” line; b) financial assets in concession arrangements in “Net income from other financial instruments mandatorily at fair value through profit or loss” line; c) Biological assets in “Income from sales of goods and services” line, and d) Investment properties mainly in “Other income” line.

(2) See note 13B., "Discontinued operation related to Multi Financial Group".

(3) In 2024, the increase is mainly due to the transfer of assets to the Pactia Real Estate Private Equity Fund. For 2025, it is mainly due to increases in the Nexus Private Real Estate Fund by Hoteles Estelar S.A and the investment of Banco de Occidente in the Credicorp PAF private equity fund.

(4)  Corresponds to the sale of the shareholding of Grupo Zona Franca Bogotá of Banco de Bogotá for Ps. 1,199.

(5) Corresponds to the BOCEA issued by Titularizadora Colombiana, in which Banco Av Villas held a position. Upon maturity, on December 16, 2025, the entity exercised its right to convert the instrument into shares

(6) See Note 12.1 “Financial assets in concession arrangements”.

(7) As of December 31, 2025, the appraisals incorporated observable data for the estimation of fair value, allowing them to be categorized at level 2.

(8) Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

5.6     Fair Value of Financial Assets and Liabilities recognized at Amortized Cost

The following table shows a summary of financial assets and liabilities accounted at amortized cost and valued at fair value as of December 31, 2025 and 2024, only for disclosure purposes.

	December 31, 2025				December 31, 2024
	Carrying		Fair Value		Carrying		Fair Value
	Amount		Estimate		Amount		Estimate
Assets (1)
Investments in debt securities at amortized cost (2)	Ps.	9,197,179	Ps.	9,239,039	Ps.	10,689,692	Ps.	10,715,384
Net credit portfolio at amortized cost (3)		184,225,973		185,831,654		190,129,486		189,257,222
Total financial assets	Ps.	193,423,152	Ps.	195,070,693	Ps.	200,819,178	Ps.	199,972,606

Liabilities (4)
Customer deposits (5)	Ps.	207,405,238	Ps.	207,699,875	Ps.	200,872,177	Ps.	201,762,276
Financial obligations (6)		68,671,586		67,290,749		72,823,775		71,364,572
Total financial liabilities	Ps.	276,076,824	Ps.	274,990,624	Ps.	273,695,952	Ps.	273,126,848

The following is a breakdown of how financial assets and liabilities accounted at amortized cost and are measured at fair value for disclosure purposes only.

(1)  As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

(2) Debt securities at amortized cost

Fair value of fixed income investments at amortized cost was determined using the dirty price given by the price supplier, securities in an active market and with a market price for the day of the valuation are classified as level 1; securities with no active market and/or with an estimated price (present value of the flows of a security, discounted with the reference rate and the corresponding margin) given by the supplier are classified as level 2 and level 3.

(3) Credit portfolio at amortized cost

For credit portfolio at amortized cost, the fair value was determined using discounted cash flows models at zero coupon bond, taking into consideration the credit risk and its maturity; the process of valuation is deemed as level 3.

Accounts receivable and payable are classified as short-term assets and liabilities; in consequence, their fair value is similar to their book value.

(4)  As of December 2025, the liabilities related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Liabilities directly associated with non-current assets held for sale”, see note 13.A.

(5) Customer deposits

The fair value of demand deposits is equal to their carrying value. For fixed-term deposits with maturities of less than 180 days, their fair value is deemed equal to their carrying value. For fixed-term deposits with maturities of more than 180 days, their fair value was estimated using the carrying discounted cash flow models and the interest rates offered by banks in accordance with their maturity. This is considered as a level 2 valuation.

(6) Financial obligations and other liabilities

For financial liabilities and other short-term liabilities, the carrying value was considered to be similar to its fair value. The fair value of long-term financial liabilities was determined using the discounted cash flow model at interest rates free of risk adjusted by risk premiums of each entity. The fair value of outstanding bonds is determined according to quoted prices or estimated prices supplied by the price vendor. It is considered that this is a level 2 valuation.